Investment contracts without discretionary participating features - Summary of Investment Contracts for Account of Policyholders (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance	€ 65,044
Closing balance	73,494	€ 65,044
Without Discretionary Participation Features [member]
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance	65,044	55,631
Gross premium and deposits - existing and new business	7,463	12,648
Withdrawals	(4,973)	(9,840)
Interest credited	4,939	7,636
Fund charges released	(177)	(313)
Net exchange differences	1,706	(40)
Transfer to/from other headings	(510)	(680)
Other	1	2
Closing balance	€ 73,494	€ 65,044